Long-term debt and capital lease obligations - Amended 2012 credit agreement (Details) - EUR (€)	Jun. 30, 2019	Dec. 31, 2018
Amended 2012 credit agreement
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available		€ 3,280,065,000
Balance outstanding		1,894,039,000
Revolving credit facility
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	€ 3,225,429,000
Balance outstanding	2,434,568,000
Letters of credit outstanding	1,046,000	1,476,000
Revolving credit facility USD
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	790,861,000	786,026,000
Balance outstanding	0	0
Revolving credit facility EUR
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	600,000,000	600,000,000
Balance outstanding	600,000,000
USD term loan 5-year
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	1,133,568,000	1,179,039,000
Balance outstanding	1,133,568,000	1,179,039,000
EUR term loan 5-year
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	301,000,000	315,000,000
Balance outstanding	301,000,000	315,000,000
EUR term loan 3-year
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	400,000,000	400,000,000
Balance outstanding	€ 400,000,000	€ 400,000,000